other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
other long-term assets
Pension assets	$ 316	$ 307
Unbilled customer finance receivables	637	571
Derivative assets	179	250
Deferred income taxes	38	19
Costs incurred to obtain or fulfill contracts with customers	218	154
Real estate joint venture advances	94	114
Investments in real estate joint ventures	50	1
Investments in associates	232	120
At fair value through net income	42	21
At fair value through other comprehensive income	502	467
Prepaid maintenance	46	61
Refundable security deposits and other	139	118
Total	$ 2,493	$ 2,203